Common Stock - Schedule of loss per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income	$ (101,682)	$ 261,607	$ (5,107,051)	$ 2,729,602
Angel Studios Inc. Cik0001671941
Numerator:
Net income	$ (37,416,910)	$ (14,844,084)	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Denominator:
Weighted average basic shares outstanding (in shares)	27,217,011	25,000,518	25,791,117	24,775,858	24,264,683
Effect of dilutive shares (in shares)				1,153,388
Weighted average diluted shares (in shares)	27,217,011	25,000,518	25,791,117	25,929,246	24,264,683
Basic loss per share (in dollars per share)	$ (1.375)	$ (0.594)	$ (3.482)	$ 0.37	$ (0.565)
Diluted loss per share (in dollars per share)	$ (1.375)	$ (0.594)	$ (3.482)	$ 0.353	$ (0.565)